                       SEMIANNUAL REPORT / JANUARY 31 2001

                      AIM ADVISOR INTERNATIONAL VALUE FUND


                                    [Artwork]


                                [AIM FUNDS LOGO]

                           -- Registered Trademark --

                                     Artwork

                      -------------------------------------

                TRADER GEORG (GISZE) BY HANS HOLBEIN THE YOUNGER

        THIS PAINTING DEPICTS A GERMAN MERCHANT IN LONDON, PRESUMABLY ON

          SOME KIND OF BUSINESS VENTURE. THE VARIOUS ITEMS SURROUNDING

      HIM--LEDGERS AND LISTS, FOREIGN COINS, ORNAMENTAL AND EXOTIC-LOOK-

      ING OBJECTS--CALL TO MIND HIS TRAVELS IN SUPPORT OF HIS PROFESSION.

        TRADERS SUCH AS GEORG FORMED THE BASIS OF THE GLOBAL MARKET

         PLACE AS WE KNOW IT, ALLOWING COMPANIES SUCH AS THOSE IN WHICH

              THIS FUND INVESTS TO BE OPEN TO THE TRADERS OF TODAY.

                      -------------------------------------

AIM Advisor International Value Fund is for shareholders who seek a high total return through capital appreciation and current income through a diversified portfolio of foreign equity securities.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Advisor International Value Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class A, Class B and Class C shares will differ due to different sales-charge structure and class expenses.
o The fund's average annual total returns, including sales charges, for the periods ended 12/31/00, the most recent calendar quarter-end, were as follows. Class A shares, one year, -15.21%; inception (12/31/96), 7.10%. Class B shares, one year, -14.85%; inception (3/3/98), 2.52%. Class C shares, one year, -11.76%; five years, 10.32%; inception (5/1/95), 11.12%.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Aggregate Bond Index, which represents the U.S. investment-grade fixed-rate bond market (including government securities, mortgage pass-through securities and asset-backed securities), is compiled by Lehman Brothers, a well-known global investment bank.
o The unmanaged Lipper International Fund Index represents an average of the performance of the 30 largest international mutual funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged MSCI EAFE--Registered Trademark-- (Europe, Australasia and the Far East) Index is a group of foreign securities tracked by Morgan Stanley Capital International.
o The unmanaged Standard & Poor's 500 Index (S&P 500) is an index of common stocks frequently used as a general measure of common stocks.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges or fund expenses.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                   YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                      AIM ADVISOR INTERNATIONAL VALUE FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                    Dear Fellow Shareholder:

                    It's an honor to address you as the AIM Funds' new chairman.
[PHOTO OF           I feel privileged to succeed Ted Bauer, who recently retired
ROBERT H.           as AIM's chairman after a long, successful career in the
GRAHAM]             investment industry. Ted has always shown the highest degree of integrity and commitment to excellence, and I have always admired him greatly. I'm also proud to be part of the team that launched AIM almost 25 years ago. From the beginning, AIM has been a very people-oriented, service-minded company, and I plan to carry on that tradition for our shareholders, financial advisors and employees.

UNCERTAIN MARKETS
Over the six months covered by this report, the stock market and certain segments of the bond market (particularly the high-yield bond market) were rather unsettling, especially for investors who have only experienced the bull market of the 1990s. After almost a decade of double-digit returns, the S&P 500 finished 2000 in negative territory and continued to struggle in January 2001. Throughout the reporting period, overseas markets were more turbulent than their U.S. counterpart.

One point this market has driven home is the importance of diversification. While the S&P 500 declined by 3.98% for the six-month period ended January 31, 2001, the Lehman Aggregate Bond Index of investment-grade bonds returned 8.12% during that time frame. Perhaps now more than ever, it's important to spread your investments across different types of assets.

OUR RESPONSE
What do we at AIM do when markets are so uncertain? We stick with our motto:
Invest with Discipline. We continue to manage our funds with the same security-selection disciplines that have produced excellent long-term performance for so many of our funds while making prudent adjustments to our portfolios. We know that every now and then there will be a difficult period in the markets, a period that requires patience from all of us. Remember that the long-term historical trend of the markets is upward.

REASONS FOR OPTIMISM
Though markets may remain uncertain for some time and we have no way to predict when that will change, there are reasons for optimism. Shortly after the close of the calendar year, the Federal Reserve Board lowered interest rates, and many expect more cuts in the months to come. With the correction and lower rates, we now see the most attractive stock-market valuation in several years. While there is concern that the economy's record expansion may be rolling over to recession, the Fed has achieved its goal of slowing the economy and has reversed course, adding liquidity and lowering rates. Historically, this has proven to be an important catalyst to stabilizing the economy and turning markets. Declining interest rates bode well for stocks and bonds, especially hard-hit markets such as high-yield bonds.

THE VALUE OF ADVICE
The current environment illustrates the value of professional money management. When markets are volatile, many investors may be tempted to make decisions based on emotion, not strategy. The wisest choice is to rely on a professional money manager, keeping in mind that mutual funds are long-term investments.

In the following pages, your fund's portfolio managers discuss market activity and how they managed your fund during the six months ended January 31, 2001. If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services Department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.

Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

                      AIM ADVISOR INTERNATIONAL VALUE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND CONTENDS WITH DIFFICULT MARKET FOR INTERNATIONAL STOCKS


INTERNATIONAL MARKETS WERE VOLATILE DURING THE REPORTING PERIOD. HOW DID AIM ADVISOR INTERNATIONAL VALUE FUND PERFORM?
Slowing global economic growth and disappointing corporate earnings rattled international stock markets, affecting the fund's performance for the six-month period ended January 31, 2001. Excluding sales charges, the fund had total returns of -2.50%, -2.92% and -2.97% for Class A, Class B and Class C shares, respectively. The fund fared better than the EAFE--Registered Trademark-- and the Lipper International Fund Index, which had total returns of -6.59% and -7.54%, respectively, for the same period.

WHAT WERE SOME OF THE KEY TRENDS IN INTERNATIONAL MARKETS?
Volatility was the watchword for most of the reporting period. In late summer and early fall, markets plunged as investors worried about rising oil prices and declining corporate earnings. Toward the end of the reporting period, these concerns shifted to the global economic slowdown while remaining focused on disappointing company earnings growth. Markets perked up slightly in January, partially in response to falling U.S. interest rates.
   In the uncertain market environment that prevailed for much of the reporting period, investors favored value stocks over growth stocks. Developed markets outperformed emerging markets, and small-cap stocks outperformed large-cap stocks.

HOW DID EUROPE FARE?
Europe faced problems of its own with declining currencies and rising interest rates. The U.S. dollar rallied against the euro and the pound sterling as investors favored U.S. investments over European. Basically, European investors bought dollar-based assets, and U.S. investors tended to keep their money in U.S. markets. The euro hit a record low in October but rallied sharply as the reporting period drew to a close.
   In addition, rising oil prices, higher-than-expected increases in producer prices and a tight labor market in Germany and France prompted the European Central Bank to raise interest rates several times.

WHAT WERE THE MAJOR MARKET DEVELOPMENTS IN JAPAN AND ASIA?
The Japanese stock market was in the doldrums during the reporting period. While Japan saw a rise in the growth of its gross domestic product, that growth was driven by overseas demand. The Japanese economy remained weak with slowing consumption, an increase in bankruptcies and a decline in global corporate activity.
   Outside Japan, investment in Asia weakened because of political turmoil in many countries and interest-rate concerns. Even Hong Kong, one of the best-performing Asian countries, showed signs of slowing.

HOW WAS THE FUND STRUCTURED AT THE END OF THE REPORTING PERIOD?
As of January 31, 2001, the fund had 63 holdings, with large-cap stocks making up most of the portfolio. We seek to own the favorably priced stocks of companies with established track records. This strategy has resulted in the fund investing primarily in the stocks of large, multinational companies.
   Close to 70% of the fund's total net assets was invested in European stocks while more than 20% was invested in Asian stocks. At the end of the reporting period, Japan and the United Kingdom were the top country allocations. Our top sectors at the end of the reporting period included financials, 24.09%; communications services, 11.84%; and capital goods, 8.09%.

CAN YOU NAME A FEW OF THE FUND'S TOP STOCK HOLDINGS?

o HSBC Holdings, the United Kingdom's largest banking company, was one of the fund's top holdings at the end of the reporting period. The firm has more than 5,000 offices, providing a variety of banking services in nearly 80 countries, including the United States.
o ING Groep of the Netherlands is one of the world's largest financial services firms. The company offers insurance and diversified financial services.

--------------------------------------------------------------------------------
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If you choose to receive your reports online, you will not receive a paper copy by mail. You may cancel the service at any time by visiting our Web site.
     Please visit our Web site at www.aimfunds.com and go to "Your AIM Account." Log into your account and then click on the "View Other Account Options" dropdown menu and select "eDelivery."
     If you receive your account statements, fund reports and prospectuses from your financial advisor, rather than directly from AIM, this service is not accessible to you. Ask your financial advisor if his or her firm offers electronic delivery.
--------------------------------------------------------------------------------

          See important fund and index disclosures inside front cover.

                      AIM ADVISOR INTERNATIONAL VALUE FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION
As of 1/31/01, based on total net assets

====================================================================================================================================
TOP 10 HOLDINGS                                             TOP 10 INDUSTRIES                            TOP 10 COUNTRIES
------------------------------------------------------------------------------------------------------------------------------------
  1. Student Loan Marketing Association            3.72%      1. Banks (Major Regional)          10.68%    1. Japan           21.31%

  2. HSBC Holdings PLC-ADR (United Kingdom)        3.31       2. Oil (International Integrated)   8.40     2. United Kingdom  20.79

  3. ING Groep N.V.-ADR (Netherlands)              3.26       3. Telephone                        8.35     3. Netherlands     12.04

  4. Societe Generale (France)                     2.87       4. Electric Companies               5.43     4. France           8.03

  5. National Australia Bank Ltd.-ADR (Australia)  2.75       5. Electrical Equipment             5.31     5. Germany          7.41

  6. GlaxoSmithKline PLC-ADR (United Kingdom)      2.68       6. Insurance (Multi-Line)           5.22     6. Switzerland      7.07

  7. Novartis AG-ADR (Switzerland)                 2.55       7. Chemicals (Diversified)          5.12     7. Italy            4.98

  8. Korinklijke (Royal) Philips                   2.52       8. Foods                            4.88     8. Spain            4.59
     Electronics NV-ADR (Netherlands)

  9. Unilever N.V.-ADR (Netherlands)               2.44       9. Health Care (Drugs-Major         4.00     9. Australia        4.57
                                                                 Pharmaceuticals)

 10. Nestle SA-ADR (Switzerland)                   2.44      10. Banks (Regional)                 3.95    10. United States    3.72

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

====================================================================================================================================

o Societe Generale is a French bank with 2,500 branches in France and another 650 offices in other countries.
o National Australia Bank offers retail banking, financial management and other services to businesses and individuals.
o United Kingdom-based GlaxoSmith-Kline, the product of several mergers, is one of the world's largest pharmaceutical companies.
o Novartis, a Swiss company, is a leading pharmaceutical firm which distributes a variety of products including prescription drugs, contact lenses, ophthalmic medications and veterinary products.
o Philips Electronics of the Netherlands is the world's third-largest consumer-electronics maker.
o Unilever, a British/Dutch firm, is a leading distributor of packaged consumer products, such as frozen foods, margarine, tea, soap and deodorants.
o Nestle of Switzerland is the world's largest food company. Although perhaps best known for its chocolate, the company also markets other products.

WHAT WERE MARKETS LIKE AS THE REPORTING PERIOD CLOSED?
The situation was mixed. There was widespread concern about a slowing global economy and declining corporate earnings growth. In the United States, the stock market was volatile, largely because of earnings concerns, and manufacturing activity was slowing. On the positive side, unemployment and inflation remained low and interest rates were falling.
   In Europe, markets were also volatile, but there were some favorable developments. Spending on technology and communications continued to increase. Government policies were also changing, with tax, pension and welfare reforms becoming more prevalent. Cross-country consolidation was becoming more common as mergers and acquisitions continued.
   Many Asian markets reacted favorably to the cuts in U.S. interest rates in January and a lessening of some of the political tensions in the region. The Japanese market benefited from a drop in the value of the yen. However, concerns about Japan's economic outlook worried investors.

AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/01, including sales charges

================================================================================
CLASS A SHARES
  Inception (12/31/96)             7.58%
  1 Year                          -4.88*
  *0.66% excluding sales charges

CLASS B SHARES
  Inception (3/3/98)               3.27%
  1 Year                          -4.47*
  *-0.12% excluding CDSC

CLASS C SHARES
  Inception (5/1/95)              11.38%
  5 Years                         10.40
  1 Year                          -1.05*
  *-0.18% excluding CDSC

Past performance cannot guarantee comparable future results.

================================================================================

   MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover.

                      AIM ADVISOR INTERNATIONAL VALUE FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

AIM PRIVACY POLICY

We are always aware that when you invest in an AIM fund, you entrust us with more than your money. You also share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
   AIM collects nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we use this information to administer your accounts with us through such activities as sending you transaction confirmations, annual reports, prospectuses and tax forms.
   Even within AIM, only people involved with servicing your accounts have access to your information.
   To ensure the highest level of confidentiality and security, AIM maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our Web site--www.aimfunds.com. More detail is available to you at that site.

                                  [LOCK IMAGE]


  A I M Capital Management, Inc. o A I M Distributors, Inc.o The AIM Family of
         Funds--Registered Trademark-- o AMVESCAP National Trust Company


                      AIM ADVISOR INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS
January 31, 2001
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE
FOREIGN STOCKS AND OTHER EQUITY
  INTERESTS-98.29%

AUSTRALIA-4.57%

National Australia Bank Ltd.-ADR
  (Banks-Regional)                       40,000   $  3,230,400
--------------------------------------------------------------
News Corp. Ltd. (The)
  (Publishing-Newspapers)               100,000        970,951
--------------------------------------------------------------
Rio Tinto Ltd.-ADR (Metals Mining)       18,000      1,162,814
==============================================================
                                                     5,364,165
==============================================================

BRAZIL-0.92%

Petroleo Brasileiro S.A.-ADR (Oil &
  Gas-Exploration & Production)(a)       38,200      1,080,296
==============================================================

FRANCE-8.03%

Compagnie de Saint-Gobain
  (Manufacturing-Diversified)             4,500        731,133
--------------------------------------------------------------
Michelin-Class B (Auto Parts &
  Equipment)                             45,000      1,716,865
--------------------------------------------------------------
Societe Generale (Banks-Major
  Regional)                             250,000      3,364,025
--------------------------------------------------------------
TotalFinaElf S.A.-ADR
  (Oil-International Integrated)         33,833      2,486,726
--------------------------------------------------------------
Vivendi Universal S.A.
  (Manufacturing-Diversified)            15,000      1,134,108
==============================================================
                                                     9,432,857
==============================================================

GERMANY-7.41%

BASF A.G.-ADR
  (Chemicals-Diversified)                60,000      2,646,000
--------------------------------------------------------------
Bayer A.G.-ADR
  (Chemicals-Diversified)                45,000      2,217,883
--------------------------------------------------------------
Deutsche Bank A.G.-ADR (Banks-Major
  Regional)                              25,000      2,409,680
--------------------------------------------------------------
SAP A.G.-ADR (Computers-Software &
  Services)                              30,000      1,429,200
==============================================================
                                                     8,702,763
==============================================================

HONG KONG-1.41%

China Mobile Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)                 260,000      1,660,170
==============================================================

ITALY-4.98%

ENI S.p.A.-ADR (Oil-International
  Integrated)                            30,000      1,950,000
--------------------------------------------------------------
San Paolo-IMI S.p.A.-ADR
  (Banks-Major Regional)                 40,000      1,347,600
--------------------------------------------------------------
Telecom Italia S.p.A.-ADR
  (Telephone)                            20,000      2,548,000
==============================================================
                                                     5,845,600
==============================================================

JAPAN-21.31%

Bank of Tokyo-Mitsubishi Ltd. (The)
  (Banks-Regional)                      150,000      1,402,868
--------------------------------------------------------------
Canon, Inc.-ADR (Office Equipment &
  Supplies)                              75,000      2,805,000
--------------------------------------------------------------
Fuji Photo Film-ADR
  (Photography/Imaging)                  60,000      2,373,750
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
JAPAN-(CONTINUED)

Hitachi Ltd.-ADR
  (Manufacturing-Diversified)            15,000   $  1,400,400
--------------------------------------------------------------
Honda Motor Co., Ltd.-ADR
  (Automobiles)                          20,000      1,531,000
--------------------------------------------------------------
Ito-Yokado Co., Ltd.
  (Retail-Department Stores)             20,000        996,221
--------------------------------------------------------------
Kyocera Corp.-ADR
  (Electronics-Component
  Distributors)                          20,000      2,171,000
--------------------------------------------------------------
Nintendo Co. Ltd. (Leisure
  Time-Products)                         11,000      1,794,916
--------------------------------------------------------------
Nippon Express Co., Ltd. (Truckers)     200,000      1,061,491
--------------------------------------------------------------
Nippon Telegraph & Telephone Corp.
  (Telecommunications-Long
  Distance)                                 350      2,434,730
--------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd.
  (Chemicals-Diversified)                30,000      1,141,360
--------------------------------------------------------------
Sony Corp-ADR (Electrical
  Equipment)                             30,000      2,206,500
--------------------------------------------------------------
Takefuji Corp.
  (Financial-Diversified)                15,000      1,096,273
--------------------------------------------------------------
TDK Corp. (Electrical Equipment)         12,000      1,063,552
--------------------------------------------------------------
Toyota Motor Corp. (Automobiles)         45,000      1,534,267
==============================================================
                                                    25,013,328
==============================================================

KOREA-0.78%

Korea Electric Power Corp.-ADR
  (Electric Companies)                   84,200        920,306
==============================================================

MEXICO-1.62%

Telefonos de Mexico S.A. de
  C.V.-Class L-ADR (Telephone)           35,000      1,899,450
==============================================================

NETHERLANDS-12.04%

ABN AMRO Holding N.V. (Banks-Major
  Regional)                              80,000      2,069,543
--------------------------------------------------------------
ING Groep N.V.-ADR
  (Insurance-Multi-line)                 50,000      3,827,500
--------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V.-ADR (Electrical
  Equipment)                             77,600      2,964,320
--------------------------------------------------------------
Royal Dutch Petroleum Co.-ADR-New
  York Shares (Oil-International
  Integrated)                            40,000      2,414,000
--------------------------------------------------------------
Unilever N.V.-ADR (Foods)                50,642      2,864,312
==============================================================
                                                    14,139,675
==============================================================

PORTUGAL-1.85%

Portugal Telecom S.A.-ADR
  (Telephone)                           200,000      2,166,000
==============================================================

SOUTH KOREA-0.92%

Korea Telecom Corp.-ADR (Telephone)      30,000      1,077,000
--------------------------------------------------------------

SPAIN-4.59%

Banco Popular Espanol S.A.
  (Banks-Major Regional)                 40,000      1,362,325
--------------------------------------------------------------
Endesa S.A.-ADR (Electric
  Companies)                            130,000      2,301,000
--------------------------------------------------------------
Repsol S.A.-ADR (Oil-International
  Integrated)                           100,000      1,723,000
==============================================================
                                                     5,386,325
==============================================================

                                                     MARKET
                                       SHARES        VALUE

SWITZERLAND-7.07%

Nestle S.A.-ADR (Foods)                  27,000   $  2,861,700
--------------------------------------------------------------
Novartis A.G.-ADR (Health
  Care-Diversified)                      70,000      2,998,100
--------------------------------------------------------------
Syngenta A.G.-ADR
  (Chemicals-Specialty)(a)               11,930        144,950
--------------------------------------------------------------
Zurich Financial Services AG
  (Insurance-Multi-line)                  4,000      2,300,810
==============================================================
                                                     8,305,560
==============================================================

UNITED KINGDOM-20.79%

AstraZeneca Group PLC-ADR (Health
  Care-Drugs-Major Pharmaceuticals)      35,000      1,554,350
--------------------------------------------------------------
BP Amoco PLC (Oil-International
  Integrated)                           150,000      1,290,139
--------------------------------------------------------------
British Airways PLC-ADR (Airlines)       30,000      2,036,100
--------------------------------------------------------------
British Telecommunications PLC
  (Telephone)                            20,000      2,118,000
--------------------------------------------------------------
Carlton Communications PLC-ADR
  (Broadcasting-Television, Radio,
  & Cable)                               40,000      1,530,000
--------------------------------------------------------------
Corus Group PLC-ADR (Iron & Steel)       75,000        827,250
--------------------------------------------------------------
Diageo PLC (Beverages-Alcoholic)        200,000      1,921,873
--------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Health
  Care-Drugs-Major Pharmaceuticals)      59,830      3,144,067
--------------------------------------------------------------
HSBC Holdings PLC-ADR (Banks-Money
  Center)                                50,000      3,885,000
--------------------------------------------------------------
Marks & Spencer PLC
  (Retail-Department Stores)            300,000        958,013
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

PowerGen PLC-ADR (Electric
  Companies)                             35,000   $  1,515,850
--------------------------------------------------------------
Royal Bank of Scotland Group PLC
  (Banks-Major Regional)(a)              79,960      1,901,337
--------------------------------------------------------------
Royal Bank of Scotland Group
  PLC-Value Shares (Banks-Major
  Regional)                              67,760         83,681
--------------------------------------------------------------
ScottishPower PLC (Electric
  Companies)                            250,000      1,640,534
==============================================================
                                                    24,406,194
==============================================================
    Total Foreign Stocks and Other
      Equity Interests (Cost
      $94,530,542)                                 115,399,689
==============================================================

                                     PRINCIPAL
                                       AMOUNT
U.S. GOVERNMENT AGENCY
  SECURITIES-3.72%

STUDENT LOAN MARKETING
  ASSOCIATION-3.72%

Disc. Notes, 5.58%, 02/01/01 (Cost
  $4,367,000)(b)                     $4,367,000      4,367,000
==============================================================
TOTAL INVESTMENTS-102.01% (Cost
  $98,897,542)                                     119,766,689
==============================================================
LIABILITIES LESS OTHER
  ASSETS-(2.01%)                                    (2,362,732)
==============================================================
NET ASSETS-100.00%                                $117,403,957
______________________________________________________________
==============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Disc.  - Discounted

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.

See Notes to Financial Statements.
 6

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
(Unaudited)

ASSETS:

Investments, at market value (cost
  $98,897,542)                                  $119,766,689
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,572,026
------------------------------------------------------------
  Dividends                                          240,883
------------------------------------------------------------
  Foreign currency contracts outstanding               1,621
------------------------------------------------------------
Investment for deferred compensation plan             18,793
------------------------------------------------------------
Other assets                                          20,694
============================================================
    Total assets                                 121,620,706
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,525,324
------------------------------------------------------------
  Fund shares reacquired                           2,313,956
------------------------------------------------------------
  Deferred compensation plan                          18,793
------------------------------------------------------------
Accrued advisory fees                                 98,948
------------------------------------------------------------
Accrued administrative services fees                   4,247
------------------------------------------------------------
Accrued distribution fees                            189,479
------------------------------------------------------------
Accrued trustees' fees                                   542
------------------------------------------------------------
Accrued transfer agent fees                           13,140
------------------------------------------------------------
Accrued operating expenses                            52,320
============================================================
    Total liabilities                              4,216,749
============================================================
Net assets applicable to shares outstanding     $117,403,957
____________________________________________________________
============================================================

NET ASSETS:

Class A                                         $ 31,772,203
____________________________________________________________
============================================================
Class B                                         $  6,245,632
____________________________________________________________
============================================================
Class C                                         $ 79,386,122
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Class A                                            1,992,610
____________________________________________________________
============================================================
Class B                                              398,133
____________________________________________________________
============================================================
Class C                                            5,064,827
____________________________________________________________
============================================================
Class A:
  Net asset value per share                     $      15.95
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.95 divided by
      94.50%)                                   $      16.88
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per share  $      15.69
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per share  $      15.67
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the six months ended January 31, 2001
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $100,441)                                      $   772,406
------------------------------------------------------------
Interest                                             103,546
============================================================
    Total investment income                          875,952
============================================================

EXPENSES:

Advisory fees                                        593,084
------------------------------------------------------------
Administrative services fees                          25,205
------------------------------------------------------------
Custodian fees                                        21,516
------------------------------------------------------------
Distribution fees -- Class A                          52,921
------------------------------------------------------------
Distribution fees -- Class B                          28,671
------------------------------------------------------------
Distribution fees -- Class C                         413,050
------------------------------------------------------------
Transfer agent fees -- Class A                        14,348
------------------------------------------------------------
Transfer agent fees -- Class B                         3,905
------------------------------------------------------------
Transfer agent fee -- Class C                         56,253
------------------------------------------------------------
Trustees' fees                                         3,936
------------------------------------------------------------
Other                                                 80,845
============================================================
    Total expenses                                 1,293,734
============================================================
Less: Fees waived                                    (15,120)
------------------------------------------------------------
    Expenses paid indirectly                          (1,258)
============================================================
    Net expenses                                   1,277,356
============================================================
Net investment income (loss)                        (401,404)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities                            2,568,380
------------------------------------------------------------
  Foreign currencies                                 (28,032)
============================================================
                                                   2,540,348
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (5,688,802)
------------------------------------------------------------
  Foreign currencies                                  (3,158)
============================================================
                                                  (5,691,960)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                              (3,151,612)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(3,553,016)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2001, the seven months ended July 31, 2000, and the year ended December 31, 1999
(Unaudited)

                                                               SIX MONTHS    SEVEN MONTHS
                                                                 ENDED          ENDED        YEAR ENDED
                                                              JANUARY 31,      JULY 31,     DECEMBER 31,
                                                                  2001           2000           1999
                                                              ------------   ------------   ------------
OPERATIONS:

  Net investment income (loss)                                $   (401,404) $     85,646   $     143,982
--------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   2,540,348    13,900,577       7,610,920
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (5,691,960)  (22,688,883)     18,912,609
========================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (3,553,016)   (8,702,660)     26,667,511
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --            --        (432,681)
--------------------------------------------------------------------------------------------------------
  Class B                                                               --            --         (42,668)
--------------------------------------------------------------------------------------------------------
  Class C                                                               --            --        (838,386)
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                       (3,674,788)           --        (115,532)
--------------------------------------------------------------------------------------------------------
  Class B                                                         (716,094)           --         (20,873)
--------------------------------------------------------------------------------------------------------
  Class C                                                      (10,259,615)           --        (410,586)
--------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        6,032,771       396,487      (2,103,894)
--------------------------------------------------------------------------------------------------------
  Class B                                                        1,220,613       576,201         446,063
--------------------------------------------------------------------------------------------------------
  Class C                                                        3,234,295   (13,025,971)    (14,925,148)
========================================================================================================
    Net increase (decrease) in net assets                       (7,715,834)  (20,755,943)      8,223,806
========================================================================================================

NET ASSETS:

  Beginning of period                                          125,119,791   145,875,734     137,651,928
========================================================================================================
  End of period                                               $117,403,957  $125,119,791   $145,875,734
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 95,007,881  $ 84,520,202   $  96,576,058
--------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (872,146)     (470,742)     (1,208,005)
--------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                       2,402,504    14,512,653       1,261,120
--------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          20,865,718    26,557,678      49,246,561
========================================================================================================
                                                              $117,403,957  $125,119,791   $ 145,875,734
________________________________________________________________________________________________________
========================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
January 31, 2001
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Advisor International Value Fund (the "Fund") is a series portfolio of AIM Advisor Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. Prior to September 11, 2000 the Fund was organized as a series portfolio of AIM Advisor Funds, Inc. At a meeting held on May 10, 2000, the Board of Directors of AIM Advisor Funds, Inc. approved an Agreement and Plan of Reorganization (the "Reorganization") which reorganized the Fund as a series portfolio of the Trust. Shareholders of the Fund approved the Reorganization at a meeting held on September 1, 2000. The Fund currently offers three different classes of shares:
Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve high total return.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

C. Distributions --Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. ("IGAM") (formerly known as INVESCO Global Asset Management Limited) whereby AIM pays IGAM an annual rate of 0.40% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended January 31, 2001, AIM was paid $25,205 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended January 31, 2001, AFS was paid $31,272 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. A I M Distributors has contractually agreed to limit the Class A shares plan payments to 0.25%. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended January 31, 2001, the Class A, Class B and Class C shares paid AIM Distributors $37,801, $28,671 and $413,050, respectively, as compensation under the Plans. For the six months ended January 31, 2001, AIM Distributors waived fees of $15,120 for Class A shares.
AIM Distributors received commissions of $7,133 from sales of the Class A shares of the Fund during the six months ended January 31, 2001. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended January 31, 2001, AIM Distributors received $5,826 in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors. During the six months ended January 31, 2001, the Fund paid legal fees of $2,138 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended January 31, 2001, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,258 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,258.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended January 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended January 31, 2001 was $12,456,875 and $15,588,237, respectively.
     The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of January 31, 2001 is as follows: (continued)

Aggregate unrealized appreciation of investment securities    $28,176,344
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (7,307,197)
=========================================================================
Net unrealized appreciation of investment securities          $20,869,147
_________________________________________________________________________
=========================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended January 31, 2001, the seven-month period ended July 31, 2000 and the year ended December 31, 1999 were as follows:

                                                    SIX MONTHS ENDED           SEVEN MONTHS ENDED              YEAR ENDED
                                                    JANUARY 31, 2001              JULY 31, 2000             DECEMBER 31, 1999
                                                -------------------------   -------------------------   -------------------------
                                                  SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                                                ----------   ------------   ----------   ------------   ----------   ------------
Sold:
  Class A                                        2,408,413   $ 40,946,780      709,637   $ 13,249,138    1,038,717   $ 17,709,368
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                          101,819      1,658,446       80,824      1,502,635      154,805      2,600,272
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                          247,796      4,065,333      437,361      8,098,953      914,757     15,303,016
=================================================================================================================================
Issued as reinvestment of dividends:
  Class A                                          229,453      3,508,344           --             --       28,852        526,848
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                           44,675        672,806           --             --        3,257         59,148
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                          594,161      8,936,185           --             --       59,722      1,083,956
=================================================================================================================================
Reacquired:
  Class A                                       (2,250,902)   (38,422,353)    (680,668)   (12,852,651)  (1,198,053)   (20,340,110)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                          (64,803)    (1,110,639)     (49,271)      (926,434)    (133,374)    (2,213,357)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                         (572,306)    (9,767,223)  (1,138,356)   (21,124,924)  (1,855,582)   (31,312,120)
=================================================================================================================================
                                                   738,306   $ 10,487,679     (640,473)  $(12,053,283)    (986,899)  $(16,582,979)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                              SIX MONTHS     SEVEN MONTHS
                                                                 ENDED          ENDED           YEAR ENDED DECEMBER 31,
                                                              JANUARY 31,      JULY 31,      -----------------------------
                                                                2001(a)        2000(a)        1999       1998       1997
                                                              -----------    ------------    -------    -------    -------
Net asset value, beginning of period                            $ 18.78        $ 19.92       $ 16.57    $ 14.99    $13.42(b)
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.01)          0.08          0.13       0.09      0.17
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (0.56)         (1.22)         3.57       1.59      1.69
==========================================================================================================================
    Total from investment operations                              (0.57)         (1.14)         3.70       1.68      1.86
==========================================================================================================================
Less distributions:
  Dividends from net investment income                               --             --         (0.28)     (0.10)    (0.07)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (2.26)            --         (0.07)        --     (0.22)
==========================================================================================================================
    Total distributions                                           (2.26)            --         (0.35)     (0.10)    (0.29)
==========================================================================================================================
Net asset value, end of period                                  $ 15.95        $ 18.78       $ 19.92    $ 16.57    $14.99
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                                                   (2.50)%        (5.72)%       22.54%     11.20%    13.84%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $31,772        $30,153       $31,412    $28,281    $8,444
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 1.57%(d)       1.54%(e)      1.51%      1.57%     1.71%
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              1.67%(d)       1.64%(e)      1.72%      1.81%     1.81%
==========================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.09)(d)       0.70%(e)      0.71%      0.84%     0.83%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                              11%            18%           24%         9%        9%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net asset value has been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(c) Does not deduct sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $29,994,272.
(e)  Annualized.

                                                                                         CLASS B
                                                              --------------------------------------------------------------
                                                                                                              MARCH 3, 1998
                                                              SIX MONTHS     SEVEN MONTHS                      (DATE SALES
                                                                 ENDED          ENDED         YEAR ENDED       COMMENCED)
                                                              JANUARY 31,      JULY 31,      DECEMBER 31,    TO DECEMBER 31,
                                                                2001(a)        2000(a)         1999(a)            1998
                                                              -----------    ------------    ------------    ---------------
Net asset value, beginning of period                            $18.59          $19.81          $16.48           $16.21
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.08)          (0.01)          (0.01)              --
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.56)          (1.21)           3.56             0.27
============================================================================================================================
    Total from investment operations                             (0.64)          (1.22)           3.55             0.27
============================================================================================================================
Less distributions:
  Dividends from net investment income                              --              --           (0.15)              --
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (2.26)             --           (0.07)              --
============================================================================================================================
    Total distributions                                          (2.26)             --           (0.22)              --
============================================================================================================================
Net asset value, end of period                                  $15.69          $18.59          $19.81           $16.48
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  (2.92)%         (6.16)%         21.70%            1.67%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $6,246          $5,883          $5,642           $4,289
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                2.36%(c)        2.32%(d)        2.27%            2.32%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             2.36%(c)        2.32%(d)        2.38%            2.46%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.88)(c)       (0.08)%(d)      (0.05)%           0.09%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                             11%             18%             24%               9%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $5,687,403.
(d)  Annualized.

                                                                                 CLASS C(a)
                                           --------------------------------------------------------------------------------------
                                                                                                                    MAY 1, 1995
                                           SIX MONTHS    SEVEN MONTHS                                               (DATE SALES
                                              ENDED         ENDED               YEAR ENDED DECEMBER 31,            COMMENCED) TO
                                           JANUARY 31,     JULY 31,     ---------------------------------------    DECEMBER 31,
                                             2001(b)       2000(b)      1999(b)      1998     1997(b)    1996          1995
                                           -----------   ------------   --------   --------   -------   -------   ---------------
Net asset value, beginning of period         $ 18.58       $ 19.80      $  16.48   $  14.93   $13.42    $ 11.13       $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (0.08)        (0.01)        (0.01)        --     0.01      (0.01)          --
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   (0.57)        (1.21)         3.55       1.55     1.73       2.34         1.13
=================================================================================================================================
    Total from investment operations           (0.65)        (1.22)         3.54       1.55     1.74       2.33         1.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income            --            --         (0.15)        --    (0.01)        --           --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains        (2.26)           --         (0.07)        --    (0.22)     (0.04)          --
=================================================================================================================================
    Total distributions                        (2.26)           --         (0.22)        --    (0.23)     (0.04)          --
=================================================================================================================================
Net asset value, end of period               $ 15.67       $ 18.58      $  19.80   $  16.48   $14.93    $ 13.42       $11.13
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                (2.97)%       (6.16)%       21.64%     10.38%   12.98%     20.99%       11.28%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $79,386       $89,084      $108,821   $105,083   $93,162   $51,916       $9,467
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                              2.36%(d)      2.32%(e)      2.27%      2.32%    2.46%      2.50%        2.50%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                           2.36%(d)      2.32%(e)      2.38%      2.46%    2.46%      2.50%        2.50%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           (0.88)(d)     (0.08)%(e)    (0.05)%     0.09%    0.08%     (0.16)%       0.03%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                           11%           18%           24%         9%       9%         5%           2%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Per share information and shares have been restated to reflect a 4 for 1 stock split, effected in the form of a 300% stock dividend, on November 7, 1997.
(b)  Calculated using average shares outstanding.
(c) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(d)  Ratios are annualized and based on average daily net assets of $81,936,573.
(e)  Annualized.

NOTE 9-CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Fund. Due to an investment in another fund within The AIM Family of Funds, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as Fund auditors on December 28, 2000. The Board of Trustees of the Trust, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Ernst & Young LLP as independent public accountants to audit the financial statements of the Fund. KPMG LLP had served as independent public accountants for the seven-months ended July 31, 2000 and the two years ended December 31, 1999. The audit reports of KPMG LLP on the financial statements of the Fund for the seven-months ended July 31, 2000 and the two years ended December 31, 1999 did not contain any adverse opinions or disclaimer of opinions, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audits for the seven-months ended July 31, 2000 and the two years ended December 31, 1999, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, auditing scope or procedures, which disagreements, if not resolved to their satisfaction, would have caused them to make reference in connection with their opinions to the subject matter of the disagreement.
  Neither the Fund nor anyone on its behalf consulted with Ernst & Young LLP at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinions that might be rendered on the Fund's financial statements.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Advisor International Value Fund (the "Fund"), a portfolio of AIM Advisor Funds, Inc. (the "Company"), reorganized as AIM Advisor Funds, a Delaware business trust (the "Trust"), was held on September 1, 2000. The meeting was held for the following purposes:

(1)* To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2)* To approve an Agreement and Plan of Reorganization which provides for the reorganization of the Company as a Delaware business trust.

(3) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(4) To approve a new Master Sub-Advisory Agreement between A I M Advisors, Inc. and INVESCO Global Asset Management (N.A.), Inc.

(5) To approve a new Master Distribution Plan for the Class A and Class C shares of the Fund.

(6)  To approve changing the fundamental investment restrictions of the Fund.

(7) To approve changing the investment objective of the Fund and making it non-fundamental.

(8) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                                      Withheld/
        Directors/Matter                                               Votes For     Abstentions
        ----------------                                               ---------     -----------
(1)*    Charles T. Bauer............................................   21,187,982       516,443
        Bruce L. Crockett...........................................   21,234,895       469,530
        Owen Daly II................................................   21,203,390       501,035
        Edward K. Dunn, Jr..........................................   21,234,436       469,989
        Jack M. Fields..............................................   21,234,206       470,219
        Carl Frischling.............................................   21,217,987       486,438
        Robert H. Graham............................................   21,232,933       471,492
        Prema Mathai-Davis..........................................   21,219,557       484,868
        Lewis F. Pennock............................................   21,227,984       476,441
        Louis S. Sklar..............................................   21,226,835       477,590

                                                                                                       Withheld/
        Matter                                                         Votes For     Votes Against    Abstentions
        ------                                                         ---------     -------------    -----------
(2)*    Approval of an Agreement and Plan of Reorganization which
        provides for the reorganization of AIM Advisor Funds, Inc.
        as a Delaware business trust................................   17,553,508        392,238       3,758,679**
(3)     Approval of a new Master Investment Advisory Agreement with
        A I M Advisors, Inc.........................................    3,514,484         60,880         122,698
(4)     Approval of a new Master Sub-Advisory Agreement between
        A I M Advisors, Inc. and INVESCO Global Asset Management
        (N.A.), Inc.................................................    3,499,936         59,897         138,229
(5)     Approval of a new Master Distribution Plan for the Class A
        and Class C shares of the Fund..............................    3,481,841         74,883         141,338
(6)(a)  Approval of changing the Fundamental Restriction on Issuer
        Diversification.............................................    2,716,557         73,889         907,616**
(6)(b)  Approval of changing the Fundamental Restriction on
        Borrowing Money and Issuing Senior Securities...............    2,709,460         84,053         904,549**
(6)(c)  Approval of changing the Fundamental Restriction on
        Underwriting Securities.....................................    2,706,363         83,585         908,114**
(6)(d)  Approval of changing the Fundamental Restriction on Industry
        Concentration...............................................    2,721,348         68,299         908,415**
(6)(e)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Real Estate...........................    2,722,027         70,753         905,282**
(6)(f)  Approval of changing the Fundamental Restriction on
        Purchasing or Selling Commodities...........................    2,705,906         84,782         907,374**
(6)(g)  Approval of changing the Fundamental Restriction on Making
        Loans.......................................................    2,705,558         84,414         908,090**
(6)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of Funds Assets in an Open-End Fund...........    2,710,507         71,395         916,160**
(6)(i)  Approval of the Elimination of Fundamental Restriction on
        Margin Transactions.........................................    2,673,768        126,206         898,088**
(6)(j)  Approval of the Elimination of Fundamental Restriction on
        Short Sales of Securities...................................    2,687,109        109,332         901,621**
(6)(k)  Approval of the Elimination of Fundamental Restriction on
        Mortgaging, Pledging, Hypothecating or Otherwise
        Transferring Assets as Security for Indebtedness............    2,691,446        108,349         898,267**
(6)(l)  Approval of the Elimination of Fundamental Restriction on
        Investing for the Purpose of Control........................    2,695,982        101,782         900,298**
(6)(m)  Approval of the Elimination of Fundamental Restriction on
        Purchasing Restricted and Illiquid Securities...............    2,687,825        111,276         898,961**
(7)     Approval of changing the Investment Objective and Making it
        Non-Fundamental.............................................    2,579,258        202,177         916,627**
(8)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................    3,532,486         33,753         131,823

* Proposals 1 and 2 required approval by a combined vote of all of the portfolios of AIM Advisor Funds, Inc.

** Includes Broker Non-Votes

Effective September 30, 2000, Charles T. Bauer retired from his positions as an officer and trustee of the Trust and Robert H. Graham succeeded Mr. Bauer as Chairman of the Board.

BOARD OF TRUSTEES                                      OFFICERS                              OFFICE OF THE FUND
Bruce L. Crockett                                      Robert H. Graham                      11 Greenway Plaza
Director                                               Chairman and President                Suite 100
ACE Limited;                                                                                 Houston, TX 77046
Formerly Director, President, and                      Carol F. Relihan
Chief Executive Officer                                Senior Vice President and Secretary   INVESTMENT ADVISOR
COMSAT Corporation
                                                       Gary T. Crum                          A I M Advisors, Inc.
Owen Daly II                                           Senior Vice President                 11 Greenway Plaza
Formerly Director                                                                            Suite 100
Cortland Trust, Inc.                                   Dana R. Sutton                        Houston, TX 77046
                                                       Vice President and Treasurer
Albert R. Dowden                                                                             SUB-ADVISOR
Chairman of the Board of Directors,                    Robert G. Alley
Cortlan Trust, Inc. and DHJ Media, Inc.; and           Vice President                        INVESCO Global Asset Management Limited
Director, Magellan Insurance Company                                                         12 Bermudian Rd., 3rd Floor
                                                       Stuart W. Coco                        P.O. Box HM66
Edward K. Dunn Jr.                                     Vice President                        Hamilton, HM, AX, Bermuda
Chairman, Mercantile Mortgage Corp.;
Formerly Vice Chairman, President                      Melville B. Cox                       TRANSFER AGENT
and Chief Operating Officer,                           Vice President
Mercantile-Safe Deposit & Trust Co.; and                                                     A I M Fund Services, Inc.
President, Mercantile Bankshares                       Karen Dunn Kelley                     P.O. Box 4739
                                                       Vice President                        Houston, TX 77210-4739
Jack Fields
Chief Executive Officer                                Edgar M. Larsen                       CUSTODIAN
Twenty First Century Group, Inc.;                      Vice President
Formerly Member                                                                              State Street Bank and Trust Company
of the U.S. House of Representatives                   Mary J. Benson                        225 Franklin Street
                                                       Assistant Vice President and          Boston, MA 02110
Carl Frischling                                        Assistant Treasurer
Partner                                                                                      COUNSEL TO THE FUND
Kramer, Levin, Naftalis & Frankel LLP                  Sheri Morris
                                                       Assistant Vice President and          Ballard Spahr
Robert H. Graham                                       Assistant Treasurer                   Andrews & Ingersoll, LLP
Director, President and Chief Executive Officer                                              1735 Market Street
A I M Management Group Inc.                            Jim Coppedge                          Philadelphia, PA 19103
                                                       Assistant Secretary
Prema Mathai-Davis                                                                           COUNSEL TO THE TRUSTEES
Member, Visiting Committee,                            Renee A. Friedli
Harvard University                                     Assistant Secretary                   Kramer, Levin, Naftalis & Frankel LLP
Graduate School of Education, New School University;                                         919 Third Avenue
Formerly, Chief Executive Officer,                     P. Michelle Grace                     New York, NY 10022
YWCA of the U.S.A.                                     Assistant Secretary
                                                                                             DISTRIBUTOR
Lewis F. Pennock                                       Nancy L. Martin
Partner, Pennock & Cooper                              Assistant Secretary                   A I M Distributors, Inc.
                                                                                             11 Greenway Plaza
Louis S. Sklar                                         Ofelia M. Mayo                        Suite 100
Executive Vice President, Development and Operations,  Assistant Secretary                   Houston, TX 77046
Hines Interests
Limited Partnership                                    Lisa A. Moss
                                                       Assistant Secretary

                                                       Kathleen J. Pflueger
                                                       Assistant Secretary

                      -------------------------------------

                            THE AMOUNT OF INVESTMENT

                           RISK YOU UNDERTAKE DEPENDS

                            ON SEVERAL FACTORS: YOUR

                           FINANCIAL OBJECTIVES, YOUR

                             RISK TOLERANCE AND YOUR

                                  TIME HORIZON.

                      -------------------------------------

THE AIM FUNDS RISK SPECTRUM

On the back cover of this fund report, you'll find the funds in the AIM family divided into the following categories: sector, international/global, domestic, taxable and tax-free. You'll also notice that the funds in each category are listed from more aggressive to more conservative.
    Within each category of this risk spectrum, we assessed each fund on the basis of three factors: its holdings, volatility patterns and diversification. From that assessment, we assigned a degree of risk to each fund and ordered them accordingly.
    Mutual funds typically invest in stocks, bonds or money market instruments, each with varying levels of potential risk and reward. Generally, the riskier the investment, the greater the potential reward.

o Stock funds usually offer the most upside potential, but they also carry the greatest risk. Funds that invest in large, well-established companies generally have lower risk/reward potential than funds that invest in small, fast-growing companies.
o Funds that invest in a broad range of industries are considered more diversified and less risky--and potentially less rewarding--than funds that invest in a single sector, such as technology.
o Funds that invest in international markets tend to have higher risk/reward potential than those that invest solely in domestic securities.
o Bond funds are generally considered safer and therefore potentially less rewarding than stock funds. Funds that invest in U.S. Treasury securities typically have lower risk/reward potential than funds that invest in higher-yielding junk bonds.
o Money market funds, while considered extremely safe, typically produce lower returns than stock and bond funds. Moreover, it is possible that a money market fund's returns will not keep pace with inflation.

    The amount of investment risk you undertake depends on several factors: your financial objectives, your risk tolerance and your time horizon. Are you saving for your later years or are you investing to buy a large item, like a car or a house, soon? Are you a young adult early in your work life, or are you approaching retirement?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you may need to be more conservative to meet your goal.
    Because these factors change over time, it's a good idea to reassess your portfolio periodically to make sure it still meets your needs. Your financial advisor can help you figure out if your portfolio is right where it should be or if it could use some fine-tuning.
    In assessing your investments, remember to keep diversification in mind. Such a strategy, where you spread your investments over several types of mutual funds, may help mitigate volatility and/or risk in your portfolio because not all investments behave the same way at the same time.
    AIM has a large selection of mutual funds to choose from. See your financial advisor for insight into which ones would best fit in your portfolio.

THE AIM FAMILY OF FUNDS--Registered Trademark--

                                  EQUITY FUNDS

    DOMESTIC EQUITY FUNDS           INTERNATIONAL/GLOBAL EQUITY FUNDS           A I M Management Group Inc. has provided
                                                                                leadership in the mutual fund industry since
      MORE AGGRESSIVE                       MORE AGGRESSIVE                     1976 and managed approximately $170 billion
                                                                                in assets for nine million shareholders,
AIM Small Cap Opportunities(1)      AIM Latin American Growth                   including individual investors, corporate
AIM Mid Cap Opportunities(2)        AIM Developing Markets                      clients and financial institutions, as of
AIM Large Cap Opportunities(3)      AIM European Small Company                  December 31, 2000.
AIM Emerging Growth                 AIM Asian Growth                               The AIM Family of Funds--Registered
AIM Small Cap Growth(4)             AIM Japan Growth                            Trademark-- is distributed nationwide, and
AIM Aggressive Growth               AIM International Emerging Growth           AIM today is the eighth-largest mutual fund
AIM Mid Cap Growth                  AIM European Development                    complex in the United States in assets under
AIM Small Cap Equity                AIM Euroland Growth                         management, according to Strategic Insight,
AIM Capital Development             AIM Global Aggressive Growth                an independent mutual fund monitor.
AIM Constellation                   AIM International Equity                       AIM is a subsidiary of AMVESCAP PLC, one
AIM Dent Demographic Trends         AIM Advisor International Value             of the world's largest independent financial
AIM Select Growth                   AIM Worldwide Spectrum                      services companies with $402 billion in assets
AIM Large Cap Growth                AIM Global Trends                           under management as of December 31, 2000.
AIM Weingarten                      AIM Global Growth
AIM Mid Cap Equity
AIM Value II                                MORE CONSERVATIVE
AIM Charter
AIM Value                                      SECTOR EQUITY FUNDS
AIM Blue Chip
AIM Basic Value                                  MORE AGGRESSIVE
AIM Large Cap Basic Value
AIM Balanced                        AIM New Technology
AIM Advisor Flex                    AIM Global Telecommunications and Technology
                                    AIM Global Infrastructure
      MORE CONSERVATIVE             AIM Global Resources
                                    AIM Global Financial Services
                                    AIM Global Health Care
                                    AIM Global Consumer Products and Services
                                    AIM Advisor Real Estate
                                    AIM Global Utilities

                                               MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

 TAXABLE FIXED-INCOME FUNDS            TAX-FREE FIXED-INCOME FUNDS

      MORE AGGRESSIVE                       MORE AGGRESSIVE

AIM Strategic Income                AIM High Income Municipal
AIM High Yield II                   AIM Tax-Exempt Bond of Connecticut
AIM High Yield                      AIM Municipal Bond
AIM Income                          AIM Tax-Free Intermediate
AIM Global Income                   AIM Tax-Exempt Cash
AIM Floating Rate(5)
AIM Intermediate Government                MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

     MORE CONSERVATIVE

The AIM risk spectrum shown above illustrates the relative risk of AIM's equity and fixed-income funds within a specified group of funds in The AIM Family of Funds--Registered Trademark--. When assessing the degree of risk, AIM considered the following three factors: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within the particular group of The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund is closed to new investors. (2) AIM Mid Cap Opportunities Fund is closed to new investors. (3) AIM Large Cap Opportunities Fund closed to new investors Sept. 29, 2000. (4) AIM Small Cap Growth Fund is closed to new investors. (5) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
   FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING THE RISKS, SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. If used as sales material after April 20, 2001, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR AWARDS LOGO APPEARS HERE]                       [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--
                                                        INVEST WITH DISCIPLINE
                                                        --Registered Trademark--

                                                                      IVAL-SAR-1
A I M Distributors, Inc.